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                     RREEF RREAL ESTATE SECURITIES FUND

                             SEMI-ANNUAL REPORT

                                MAY 31, 2000

                                (LOGO) RREEF

                       Real Estate Investment Managers

               A % RoProperty Investment Management Company

    Shares of the RREEF RReal Estate Securities Fund are distributed by an independent third party, Sunstone Distribution Services, LLC.

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                       RREEF RREAL ESTATE SECURITIES FUND

                             SCHEDULE OF INVESTMENTS
                            MAY 31, 2000 (UNAUDITED)

   NUMBER
 OF SHARES                                                               VALUE
 ---------                                                             ---------
               COMMON STOCKS                                 98.9%

               APARTMENTS                                    22.6%
    11,800        Apartment Investment & Management Co.                $ 472,738
    15,760        Archstone Communities Trust                            353,615
     9,620        AvalonBay Communities, Inc.                            382,395
     6,930        Camden Property Trust                                  194,473
     4,200        Equity Residential Properties Trust                    187,425
     4,600        Essex Property Trust, Inc.                             183,138
     8,900        Post Properties, Inc.                                  390,487
                                                                       ---------
                                                                       2,164,271
                                                                       ---------
               DIVERSIFIED COMPANIES                          5.3%
    30,000        Security Capital U.S. Realty<F1>                       511,875
                                                                       ---------
               HOTELS                                         7.3%
    11,580        MeriStar Hospitality Corp.                             220,020
    14,710        Starwood Hotels and Resorts Worldwide                  434,864
    23,350        Wyndham International, Inc.<F1>                         43,781
                                                                       ---------
                                                                         698,665
                                                                       ---------
               INDUSTRIALS                                    9.2%
    10,500        AMB Property Corp.                                     236,250
    16,200        Duke-Weeks Realty Corp.                                349,313
    11,700        Liberty Property Trust                                 292,500
                                                                       ---------
                                                                         878,063
                                                                       ---------
               OFFICE                                        29.6%
    11,550        CarrAmerica Realty Corp.                               288,750
    15,600        Cornerstone Properties, Inc.                           280,800
    13,900        Equity Office Properties, Inc.                         369,219
    25,120        Highwoods Properties, Inc.                             604,450
    16,090        Mack-Cali Realty Corp.                                 434,430
     8,000        Spieker Properties, Inc.                               371,500
    32,170        Trizec Hahn Corp.                                      482,929
                                                                       ---------
                                                                       2,832,078
                                                                       ---------
               REGIONAL MALLS                                11.3%
     8,560        General Growth Properties, Inc.                        270,710
    26,690        Simon Property Group                                   653,905
     1,500        Taubman Centers, Inc.                                   16,313
     4,400        Urban Shopping Centers, Inc.                           147,400
                                                                       ---------
                                                                       1,088,328
                                                                       ---------


                       RREEF RREAL ESTATE SECURITIES FUND

                             SCHEDULE OF INVESTMENTS (CONTINUED)
                             MAY 31, 2000 (UNAUDITED)

    Number
   Of Shares                                                               Value
   ---------                                                           ---------
               COMMON STOCKS (CONTINUED)                     98.9%

               RETAIL                                        12.1%
     4,400        Chelsea GCA Realty, Inc.                             $ 148,775
    19,662        Developers Diversified Realty Corp.                    238,870
    19,400        Federal Realty Investment Trust                        425,587
    15,200        JDN Realty Corp.                                       162,450
     3,500        Kimco Realty Corp.                                     141,750
                                                                       ---------
                                                                       1,162,432
                                                                       ---------

               SELF-STORAGE                                   1.5%
     6,300        Public Storage, Inc.                                   140,569
                                                                       ---------

               TOTAL COMMON STOCKS (COST $8,762,333)                   9,476,281
                                                                       ---------

   Principal
    Amount
   ---------
               SHORT-TERM INVESTMENTS                         0.5%

  $ 46,366        UMB Bank, n.a., Money Market Fiduciary                  46,366

               TOTAL SHORT-TERM INVESTMENTS (COST $46,366)                46,366
                                                                       ---------

               TOTAL INVESTMENTS (COST $8,808,699)            99.4%    9,522,647

               OTHER ASSETS LESS LIABILITIES                   0.6%       55,628
                                                                       ---------

               NET ASSETS                                    100.0%  $ 9,578,275
                                                                       ---------
                                                                       ---------




<F1> Non-income producing
     See notes to financial statements.

                       RREEF RREAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000 (UNAUDITED)

ASSETS:
    Investments, at value (cost $8,808,699) ......................    $9,522,647
    Receivable for fund shares issued ............................        49,919
    Interest and dividends receivable ............................        15,514
    Receivable for investments sold ..............................        14,293
    Prepaid expenses and other assets ............................         7,665
                                                                      ----------
    Total Assets .................................................     9,610,038
                                                                       ---------
LIABILITIES:
    Payable for securities purchased .............................        23,329
    Accrued investment advisory fee ..............................         7,854
    Payable for fund shares redeemed .............................           580
                                                                      ----------
    Total Liabilities ............................................        31,763
                                                                      ----------
NET ASSETS .......................................................    $9,578,275
                                                                      ==========
NET ASSETS CONSIST OF:
    Paid-in-capital ..............................................    $8,768,676
    Undistributed net investment income ..........................        55,433
    Accumulated undistributed net realized gain on investments ...        40,218
    Net unrealized appreciation on investments ...................       713,948
                                                                      ----------
NET ASSETS .......................................................    $9,578,275
                                                                      ==========
SHARES OUTSTANDING, (NO PAR VALUE)
    (UNLIMITED SHARES AUTHORIZED)
    CLASS A ......................................................       854,180
    CLASS B ......................................................             1

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
    CLASS A ......................................................    $    11.21
    CLASS B ......................................................    $    11.39


See notes to financial statements.

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                       RREEF RREAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
    Interest ......................................................   $    3,720
    Dividends .....................................................      207,823
                                                                      ----------
    Total Investment Income .......................................      211,543
                                                                      ----------
EXPENSES:
    Management fees ...............................................       32,311
    Trustees' fees and expenses ...................................       15,041
                                                                      ----------
    Total Expenses ................................................       47,352
                                                                      ----------
NET INVESTMENT INCOME .............................................      164,191
                                                                      ----------
REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments ..............................       20,805
    Change in unrealized appreciation on investments ..............      713,948
                                                                      ----------
    Net Gain on Investments .......................................      734,753
                                                                      ----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .........................................   $  898,944
                                                                      ==========

See notes to financial statements.

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                       RREEF RREAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

OPERATIONS:
    Net investment income .......................................   $   164,191
    Net realized gain on investments ............................        20,805
    Change in unrealized appreciation on investments ............       713,948
                                                                    -----------
    Net increase in net assets resulting from operations ........       898,944
                                                                    -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ................................     8,878,313
    Shares issued to shareholders in reinvestment of dividends ..        59,684
                                                                    -----------
                                                                      8,937,997

    Redemption of shares ........................................      (269,331)
                                                                    -----------
    Net increase from capital share transactions ................     8,668,666
                                                                    -----------
DIVIDENDS PAID FROM:
    Net investment income .......................................       (89,345)
    Net realized gains ..........................................          --
                                                                    -----------
                                                                        (89,345)
                                                                    -----------

TOTAL INCREASE IN NET ASSETS ....................................     9,478,265

NET ASSETS:
    Beginning of period .........................................       100,010
                                                                    -----------
    End of period (includes undistributed net ...................   $ 9,578,275
       investment income of $55,433)                                ===========

TRANSACTIONS IN SHARES:
    Shares sold .................................................       874,391
    Issued in reinvestment of dividends .........................         5,772
    Shares redeemed .............................................      (25,982)
                                                                    -----------
    Net increase ................................................       854,181
                                                                    ===========
See notes to financial statements.

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                       RREEF RREAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                                 CLASS A               CLASS B
                                                                                              ---------------       ---------------
                                                                                                SIX MONTHS             PERIOD
                                                                                                  ENDED                 ENDED
                                                                                               MAY 31, 2000        MAY 31, 2000<F1>
                                                                                                (UNAUDITED)           (UNAUDITED)
                                                                                              ---------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................................     $         10.00       $          9.90

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...............................................................                0.20                  --
    Net realized and unrealized gain on investments .....................................                1.12                  1.49
                                                                                              ---------------       ---------------
    Total from Investment Operations ....................................................                1.32                  1.49
                                                                                              ---------------       ---------------
 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income ................................................               (0.11)                 --
    Distributions from net realized gains ...............................................                --                    --
                                                                                              ---------------       ---------------
    Total Distributions .................................................................               (0.11)                 --

NET ASSET VALUE, END OF PERIOD ..........................................................     $         11.21       $         11.39
                                                                                              ===============       ===============
TOTAL RETURN<F2> ........................................................................              13.34%                15.05%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period ...........................................................     $     9,578,264       $            11
    Ratio of expenses to average net assets .............................................                1.45%                 0.00%
    Ratio of net investment income to average net assets ................................                5.04%                 0.00%
    Portfolio turnover rate<F2> .........................................................                  71%                   71%


<F1> Commenced operations on February 23, 2000
<F2> Not annualized

     See notes to financial statements.

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                       RREEF RREAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 2000 (UNAUDITED)

1.   ORGANIZATION

     RREEF Securities Trust (the "Trust") was organized on September 15, 1999 as a Delaware business trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The RREEF RReal Estate Securities Fund (the "Fund") is a non-diversified portfolio of the Trust and is authorized to issue two classes of shares: Class A and Class B. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. Class A commenced operations on December 1, 1999; Class B commenced operations on February 23, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

                       RREEF RREAL ESTATE SECURITIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            MAY 31, 2000 (UNAUDITED)

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative net assets.

3.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities, excluding short-term investments, for the six months ended May 31, 2000 were $ 13,019,735 and $4,278,207, respectively.

     At May 31, 2000, accumulated net unrealized appreciation was $710,210 based on the aggregate cost of investments for federal income tax purposes of $8,812,437, which consisted of unrealized appreciation of $790,604 and unrealized depreciation of $80,394.

4.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Management Agreement with RREEF America, L.L.C. (the "Adviser"). Pursuant to the agreement, the Fund pays the Adviser an investment management fee based on the average daily net assets at the annual rate of 1.00%. Fees for these services are reported as Management Fees on the Statement of Operations. The Adviser pays all of the Fund's expenses other than 12b-1 fees, brokerage expenses, taxes, interest, fees and expenses of those Trustees who are not "interested persons" as defined in the 1940 Act (including legal fees), and extraordinary expenses.

TRUSTEES                                  Nicholas C. Babson
                                          Peter J. Broccolo
                                          Richard W. Burke
                                          Kim G. Redding
                                          Robert L. Stovall



OFFICERS                                  Peter J. Broccolo
                                          Paula M. Ferkull
                                          Karen J. Knudson
                                          Kim G. Redding

INVESTMENT ADVISER                        RREEF AMERICA L.L.C.
                                          875 North Michigan Avenue, 41st Floor
                                          Chicago, Illinois 60611

ADMINISTRATOR AND                         SUNSTONE FINANCIAL GROUP, INC.
FUND ACCOUNTANT                           207 East Buffalo Street, Suite 400
                                          Milwaukee, Wisconsin 53202

CUSTODIAN                                 UMB BANK, N.A.
                                          928 Grand Boulevard, 10th Floor
                                          Kansas City, Missouri 64106

INDEPENDENT ACCOUNTANTS                   DELOITTE & TOUCHE LLP
                                          180 North Stetson Avenue
                                          Chicago, Illinois 60601

LEGAL COUNSEL                             D'ANCONA & PFLAUM LLC
                                          111 East Wacker Drive, Suite 2800
                                          Chicago, Illinois 60601

DISTRIBUTOR                               SUNSTONE DISTRIBUTION SERVICES, LLC
                                          207 East Buffalo Street, Suite 400
                                          Milwaukee, Wisconsin 53202

DIVIDEND-DISBURSING                       RREEF RREAL ESTATE SECURITIES FUND
AND TRANSFER AGENT                        c/o Sunstone Financial Group, Inc.
                                          207 East Buffalo Street, Suite 315
                                          Milwaukee, Wisconsin 53202


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF THE RREEF RREAL ESTATE SECURITIES FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUND. THE PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES, THE INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUND. READ THE PROSPECTUS CAREFULLY.

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